Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Information on Leases
Information on our leases is as follows ($ in millions):

	For the Years Ended December 31,
	2021	2020	2019
Lease cost	$71.1	$68.8	$61.8
Cash paid for leases recognized in operating cash flows	$70.5	$66.6	$60.0
Right-of-use assets obtained in exchange for new lease liabilities	$88.8	$74.2	$50.9

	As of December 31,
	2021	2020
Right-of-use assets recognized in Other assets	$219.4	$215.1
Lease liabilities recognized in Other current liabilities	$56.7	$61.0
Lease liabilities recognized in Other long-term liabilities	$174.9	$165.2
Weighted-average remaining lease term	6.1 years	5.8 years
Weighted-average discount rate	1.8%	2.1%

Schedule of Future Minimum Lease Payments
Our future minimum lease payments as of December 31, 2021 were (in millions):

For the Years Ending December 31,
2022	$59.9
2023	46.9
2024	35.9
2025	26.5
2026	21.2
Thereafter	54.8

Total	245.2
Less imputed interest	13.6

Total	$231.6